Note 20 - Earnings Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
(20)	Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share for the Company begins with the basic earnings per share plus the effect of common shares contingently issuable from stock options.

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2021	2020	2019
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$49,426	38,492	36,044
Denominator – Weighted average number of common shares outstanding	11,131,897	10,927,065	10,743,269
Basic earnings per common share	$4.44	3.52	3.36
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$49,426	38,492	36,044
Denominator – Weighted average number of common shares outstanding	11,131,897	10,927,065	10,743,269
Dilutive effect of stock options and restricted stock shares	31,059	26,681	18,198
	11,162,956	10,953,746	10,761,467
Diluted earnings per common share	$4.43	3.51	3.35